Related undertakings (Tables)	12 Months Ended
Mar. 31, 2022
Related undertakings
Schedule of investment in subsidiaries, associated undertakings and joint arrangements

Company name	% of share class held by Group Companies	Share class
Albania
Autostrada Tirane-Durres, Rruga: “Pavaresia”, Nr 61, Kashar, Tirana, Albania
Vodafone Albania Sh.A	99.94	Ordinary shares
Lagjia Kongresi Përmetit, Bulevardi "Jakov Xoxa", pallati nr. 5, kati nr. 1, Fier, Albania
ApNet SHPK	99.94	Ordinary shares
Rruga "Ibrahim Rugova", Sky Tower, Kati i 5, Hyrja 2, Tiranë, 1000, Albania
_VOIS Albania ShpK.	100.00	Ordinary shares
Argentina
Cerrito 348, 5 to B, C1010AAH, Buenos Aires, Argentina
CWGNL S.A. (in process of dissolution)	100.00	Ordinary shares
Australia
Mills Oakley , Level 7, 151 Clarence Street, Sydney NSW 2000, Australia
Vodafone Enterprise Australia Pty Limited	100.00	Ordinary shares
Austria
c/o Stolitzka & Partner Rechtsanwälte OG, Kärntner Ring 12, 3. Stock, 1010, Wien, Austria
Vodafone Enterprise Austria GmbH	100.00	Ordinary shares
Bahrain
RSM Bahrain, 3rd Floor Falcon Tower, Diplomatic Area, Manama, PO BOX 11816, Bahrain
Vodafone Enterprise Bahrain W.L.L.	100.00	Ordinary shares
Belgium
Malta House, rue Archimède 25, 1000 Bruxelles, Belgium
Vodafone Belgium SA/NV	100.00	Ordinary shares
Brazil
Avenida Cidade Jardim, 400, 7th and 20th Floors, Jardim Paulistano, São Paulo, Brazil, 01454-000
Vodafone Serviços Empresariais Brasil Ltda.	100.00	Ordinary shares
Av José Rocha Bonfim, 214, Cond Praça Capital - Edifício Toronto, sls 228/229 13080-900 Jardim Santa Genebra - Campinas, São Paulo, Brazil
Cobra do Brasil Serviços de Telemàtica ltda. (in process of dissolution)	70.00	Ordinary shares
Av Paulista 37 - 4º andar, Sala 427, Bela Vista, CEP, 01311 - 902, São Paulo, Brazil
Vodafone Empresa Brasil Telecomunicações Ltda	100.00	Ordinary shares
Bulgaria
10 Tsar Osvoboditel Blvd., 3rd Floor, Spredets Region, Sofia, 1000, Bulgaria
Vodafone Enterprise Bulgaria EOOD	100.00	Ordinary shares
Canada
c/o ARC Information Services Inc., 3-84 Castlebury Crescent, Toronto ON M2H 1W8, Canada
Vodafone Canada Inc.	100.00	Common shares
Cayman Islands
One Nexus Way, Camana Bay, Grand Cayman, KY1-9005, Cayman Islands
CGP Investments (Holdings) Limited	100.00	Ordinary shares
Chile
222 Miraflores, P.28, Santiago, Metrop, 97-763, Chile
Vodafone Enterprise Chile S.A.	100.00	Ordinary shares
China
Building 21, 11, Kangding St., BDA, Beijing, 100176 - China
Vodafone Automotive Technologies (Beijing) Co, Ltd	100.00	Ordinary shares
Level 9, Tower 2, China Central Place, Room 941, No.79 Jianguo Road, Chaoyang District, Beijing, 100025, China
Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd. Beijing Branch[2]	100.00	Branch
Room 1603, 16th Floor, 1200 Pudong Avenue, Free Trade Zone, Shanghai, China
Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd.	100.00	Ordinary shares
Congo, The Democratic Republic of the
292 Avenue de La Justice, Commune de la Gombe, Kinshasa, The Democratic Republic of the Congo
Vodacom Congo (RDC) SA5	30.85	Ordinary shares
Building Comimmo II Ground Floor Right, 3157 Boulevard du 30 Juin, Commune de la Gombe, Kinshasa, DRC Congo, The Democratic Republic of the
Vodacash S.A.[5]	30.85	Ordinary shares
Cyprus
Ali Rıza Efendi Caddesi No:33/A Ortaköy, Lefkoşa, Cyprus
Vodafone Evde Operations Ltd	100.00	Ordinary shares
Vodafone Mobile Operations Limited	100.00	Ordinary shares
Czech Republic
náměstí Junkových 2, Prague 5, Czech Republic, 155 00, Czech Republic
Nadace Vodafone Česká Republika	100.00	Trustee
Oskar Mobil S.R.O.	100.00	Ordinary shares
Vodafone Czech Republic A.S.	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited - Czech Branch[2]	100.00	Branch
Praha 4, Nusle, Závišova 502/5, 14000, Czech Republic
Vantage Towers 2 s.r.o.	100.00	Ordinary shares
Vantage Towers s.r.o. [4]	81.74	Ordinary shares
Závišova Real Estate, s.r.o.	100.00	Ordinary shares
Denmark
Tuborg Boulevard 12, 2900, Hellerup, Denmark
Vodafone Enterprise Denmark A/S	100.00	Ordinary (DKK) shares
Egypt
37 Kaser El Nil St, 4th. Floor,Cairo,Egypt
Starnet	55.00	Ordinary shares
54 El Batal Ahmed Abed El Aziz, Mohandseen, Giza, Egypt
Sarmady Communications	55.00	Ordinary shares
Building no. 2109 “VHUB1”, Smart Village, Cairo Alexandria, Egypt
Vodafone International Services LLC	100.00	Ordinary shares
Site No 15/3C, Central Axis, 6th October City, Egypt
Vodafone Egypt Telecommunications S.A.E.	55.00	Ordinary shares
Smart Village C3 Vodafone Building, Egypt
Vodafone Data	55.00	Ordinary shares
Vodafone Building Zahraa EL Maadi, Building A, Service Area D, Maadi, Cairo, Egypt
Vodafone For Trading	54.95	Ordinary shares
Finland
c/o Eversheds Asianajotoimisto Oy, Fabianinkatu 29 B, Helsinki, 00100, Finland
Vodafone Enterprise Finland OY	100.00	Ordinary shares
France
1300 route de Cretes, Le WTC, Bat I1, 06560, Valbonne Soph, France
Vodafone Automotive Telematics Development S.A.S	100.00	Ordinary shares
EuroPlaza Tour, 20 Avenue Andre Prothin, La Défense Cedex-France (149153), 92400, Courbevoie, France
Vodafone Automotive France S.A.S	100.00	Ordinary shares
Vodafone Enterprise France SAS	100.00	New euro shares
Rue Champollion, 22300, Lannion, France
Apollo Submarine Cable System Ltd – French Branch[2]	100.00	Branch
Germany
Aachener Str. 746-750, 50933, Köln, Germany
Arena Sport Rechte Marketing GmbH i.L (in liquidation)	100.00	Ordinary shares
Altes Forsthaus 2, 67661, Kaiserslautern, Germany
TKS Telepost Kabel-Service Kaiserslautern GmbH[3]	93.84	Ordinary shares
Betastraße 6-8, 85774 Unterföhring, Germany
Kabel Deutschland Holding AG	93.84	Ordinary shares
Vodafone Customer Care GmbH[3]	93.84	Ordinary shares
Vodafone Deutschland GmbH	93.84	Ordinary shares

Company name	% of share class held by Group Companies	Share class
Buschurweg 4, 76870, Kandel, Germany
Vodafone Automotive Deutschland GmbH	100.00	Ordinary shares
Ferdinand-Braun-Platz 1, 40549, Duesseldorf, Germany
Vodafone Enterprise Germany GmbH	100.00	Ordinary shares
Vodafone GmbH	100.00	Ordinary A shares, Ordinary B shares
Vodafone Group Services GmbH	100.00	Ordinary shares
Vodafone Institut für Gesellschaft und Kommunikation GmbH	100.00	Ordinary shares
Vodafone Stiftung Deutschland Gemeinnutzige GmbH	100.00	Ordinary shares
Vodafone Vierte Verwaltungs AG	100.00	Ordinary shares
Vodafone West GmbH	100.00	Ordinary shares
Friedrich-Wilhelm-Strasse 2, 38100, Braunschweig, Germany
KABELCOM Braunschweig Gesellschaft Fur Breitbandkabel-Kommunikation Mit Beschrankter Haftung[3]	93.84	Ordinary shares
Helmholtzstaße. 2-9, Gerbäude 10587, Berlin, Germany
Vodafone Service GmbH	100.00	Ordinary shares
Holzmarkt 1, 50676, Köln, North Rhine-Westphalia, Germany
Grandcentrix GmbH	100.00	Ordinary shares
Nobelstrasse 55, 18059, Rostock, Germany
"Urbana Teleunion" Rostock GmbH & Co.KG3	65.69	Ordinary shares
Prinzenallee 11-13, 40549, Düsseldorf, Germany
Vantage Towers AG	81.74	Ordinary shares
Vantage Towers Erste Verwaltungsgesellschaft mbH[4]	81.74	Ordinary shares
Vantage Towers Zweite Verwaltungsgesellschaft mbH[4]	81.74	Ordinary shares
Seilerstrasse 18, 38440, Wolfsburg, Germany
KABELCOM Wolfsburg Gesellschaft Fur Breitbandkabel-Kommunikation Mit Beschrankter Haftung[3]	93.84	Ordinary shares
Ghana
Manet Tower A, South Liberation Link, Airport City, Accra, Ghana
Ghana Telecommunications Company Limited	70.00	Ordinary shares, Preference shares
Vodacom Business (Ghana) Limited	70.00	Ordinary shares, Preference shares
Vodafone Ghana Mobile Financial Services Limited	70.00	Ordinary shares
Telecom House, Nsawam Road, Accra-North, Greater Accra Region, PMB 221, Ghana
National Communications Backbone Company Limited	70.00	Ordinary shares
Greece
1-3 Tzavella str, 152 31 Halandri, Athens, Greece
Vodafone-Panafon Hellenic Telecommunications Company S.A.	99.87	Ordinary shares
12,5 km National Road Athens – Lamia, Metamorfosi / Athens, 14452, Greece
Vodafone Innovus S.A.	99.87	Ordinary shares
2 Adrianeiou str, Athens, 11525, Greece
Vantage Towers Single Member Societe Anonyme[4]	81.74	Ordinary shares
Pireos 163 & Ehelidon, Athens, 11854, Greece
360 Connect S.A.	99.87	Ordinary shares
Guernsey
Martello Court, Admiral Park, St. Peter Port, GY1 3HB, Guernsey
FB Holdings Limited	100.00	Ordinary shares
Le Bunt Holdings Limited	100.00	Ordinary shares
Silver Stream Investments Limited	100.00	Ordinary shares
Roseneath, The Grange, St Peter Port, GY1 2QJ, Guernsey
VBA Holdings Limited[5]	60.50	Ordinary shares and non-voting, irredeemable, non-cumulative preference shares
VBA International Limited[5]	60.50	Ordinary shares, and non-voting, irredeemable, non-convertible, non-cumulative preference shares
Hong Kong
Level 24, Dorset House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
Vodafone Enterprise Hong Kong Ltd	100.00	Ordinary shares
Hungary
40-44 Hungaria Krt., Budapest, H-1087, Hungary
VSSB Vodafone Szolgáltató Központ Budapest Zártkörűen Működő Részvénytársaság	100.00	Registered ordinary shares
6 Lechner Ödön fasor, Budapest, 1096, Hungary
Vantage Towers Zártkörűen Működő Részvénytársaság[4]	81.74	Ordinary shares
Vodafone Magyarország Távközlési Zártkörűen Működő Részvénytársaság	100.00	Series A Registered common shares
India
10th Floor, Tower A&B, Global Technology Park, (Maple Tree Building), Marathahalli Outer Ring Road, Devarabeesanahalli Village, Varthur Hobli, Bengaluru, Karnataka, 560103, India
Cable & Wireless Networks India Private Limited	100.00	Equity shares
Cable and Wireless (India) Limited - Branch[2]	100.00	Branch
Cable and Wireless Global (India) Private Limited	100.00	Equity shares
201 - 206, Shiv Smriti Chambers, 49/A, Dr. Annie Besant Road, Worli, Mumbai, Maharashtra, 400018, India
Omega Telecom Holdings Private Limited	100.00	Equity shares
Vodafone India Services Private Ltd	100.00	Equity shares
Business@Mantri, Tower B, Wing no - B1 & B2, 3rd Floor, S. No. - 197, Near Hotel Four Points, Lohegaon, Pune, Maharashtra, 411014, India
Vodafone Global Services Private Ltd	100.00	Equity shares
E-47, Bankra Super Market, Bankra, Howrah, West Bengal, 711403, India
Usha Martin Telematics Limited	100.00	Equity shares
Ireland
2nd Floor, Palmerston House, Fenian Street, Dublin 2, Ireland
Vodafone International Financing Designated Activity Company	100.00	Ordinary shares
38/39 Fitzwilliam Square West, Dublin 2,D02 NX53, Ireland
Vodafone Enterprise Global Limited	100.00	Ordinary shares
Vodafone Global Network Limited	100.00	Ordinary shares
Mountainview, Leopardstown, Dublin 18, Ireland
Vantage Towers Limited[4]	81.74	Ordinary shares
VF Ireland Property Holdings Limited	100.00	Ordinary euro shares
Vodafone Group Services Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Marketing Limited	100.00	Ordinary shares
Vodafone Ireland Retail Limited	100.00	Ordinary shares
Italy
Piazzale Luigi Cadorna, 4, 20123, Milano, Italy
Vodafone Global Enterprise (Italy) S.R.L.	100.00	Ordinary shares
SS 33 del Sempione KM 35, 212, 21052 Busto Arsizio (VA), Italy
Vodafone Automotive Italia S.p.A	100.00	Ordinary shares
Via Astico 41, 21100 Varese, Italy
Vodafone Automotive Electronic Systems S.r.L	100.00	Ordinary shares
Vodafone Automotive SpA	100.00	Ordinary shares
Vodafone Automotive Telematics Srl	100.00	Ordinary shares
Via Jervis 13, 10015, Ivrea, Tourin, Italy
VEI S.r.l.	100.00	Partnership interest shares
Vodafone Italia S.p.A.	100.00	Ordinary shares
Via Lorenteggio 240, 20147, Milan, Italy
Vodafone Enterprise Italy S.r.L	100.00	Euro shares
Vodafone Gestioni S.p.A.	100.00	Ordinary shares
Vodafone Servizi E Tecnologie S.R.L.	100.00	Equity shares

Company name	% of share class held by Group Companies	Share class
Via per Carpi 26/B, 42015, Correggio (RE), Italy
VND S.p.A	100.00	Ordinary shares
Japan
KAKiYa building, 9F, 2-7-17 Shin-Yokohama, Kohoku-ku, Yokoha- City, Kanagawa, 222-0033, Japan
Vodafone Automotive Japan KK	100.00	Ordinary shares
Marunouchi Trust Tower North 15F, 8-1, Marunouchi 1-chome, Level 15 , Chiyoda-ku, Tokyo, Japan
Vodafone Enterprise U.K. – Japanese Branch[2]	100.00	Branch
Vodafone Global Enterprise (Japan) K.K.	100.00	Ordinary shares
Jersey
44 Esplanade, St Helier, JE4 9WG, Jersey
Aztec Limited	100.00	Ordinary shares
Globe Limited	100.00	Ordinary shares
Plex Limited	100.00	Ordinary shares
Vizzavi Finance Limited	99.99	Ordinary shares
Vodafone International 2 Limited	100.00	Ordinary shares
Vodafone Jersey Dollar Holdings Limited	100.00	Limited liability shares
Vodafone Jersey Finance	100.00	Ordinary shares
Vodafone Jersey Yen Holdings Unlimited	100.00	Limited liability shares
Kenya
6th Floor, ABC Towers, ABC Place, Waiyaki Way, Nairobi, 00100, Kenya
M-PESA Holding Co. Limited	100.00	Equity shares
Vodafone Kenya Limited[5]	65.43	Ordinary voting shares
The Riverfront, 4th floor, Prof. David Wasawo Drive, Off Riverside Drive, Nairobi, Kenya
Vodacom Business (Kenya) Limited[5]	48.40	Ordinary shares, Ordinary B shares
Korea, Republic of
ASEM Tower Level 37, 517 Yeongdong-daero, Gangnam-gu, Seoul, 135-798, Korea, Republic of
Vodafone Enterprise Korea Limited	100.00	Ordinary shares
Lesotho
585 Mabile Road, Vodacom Park, Maseru, Lesotho
Vodacom Lesotho (Pty) Limited[5]	48.40	Ordinary shares
Luxembourg
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street GP S.à r.l.	100.00	Ordinary shares
Vodafone Asset Management Services S.à r.l.	100.00	Ordinary shares
Vodafone Enterprise Global Businesses S.à r.l.	100.00	Ordinary shares
Vodafone Enterprise Luxembourg S.A.	100.00	Ordinary euro shares
Vodafone International 1 S.à r.l.	100.00	Ordinary shares
Vodafone International M S.à r.l.	100.00	Ordinary shares
Vodafone Investments Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Luxembourg 5 S.à r.l.	100.00	Ordinary shares
Vodafone Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Procurement Company S.à r.l.	100.00	Ordinary shares
Vodafone Roaming Services S.à r.l.	100.00	Ordinary shares
Vodafone Services Company S.à r.l.	100.00	Ordinary shares
Malaysia
Suite 13.03, 13th Floor, Menara Tan & Tan, 207 Jalan Tun Razak, 50400 Kuala Lumpur, Malaysia
Vodafone Global Enterprise (Malaysia) Sdn Bhd	100.00	Ordinary shares
Malta
Portomaso Business Tower, Level 15B, St Julians, STJ 4011, Malta
Vodafone Holdings Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares
Vodafone Insurance Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares
Mauritius
10th Floor, Standard Chartered Towers, 19 Cybercity, Ebene, Mauritius
Mobile Wallet VM1[5]	60.50	Ordinary shares
Mobile Wallet VM2[5]	60.50	Ordinary shares
VBA (Mauritius) Limited[5]	60.50	Ordinary shares, Redeemable preference shares
Vodacom International Limited[5]	60.50	Ordinary shares, Non-cumulative preference shares
Fifth Floor, Ebene Esplanade, 24 Bank Street, Cybercity, Ebene, Mauritius
Al-Amin Investments Limited	100.00	Ordinary shares
Array Holdings Limited	100.00	Ordinary shares
Asian Telecommunication Investments (Mauritius) Limited	100.00	Ordinary shares
CCII (Mauritius), Inc.	100.00	Ordinary shares
CGP India Investments Ltd.	100.00	Ordinary shares
Euro Pacific Securities Ltd.	100.00	Ordinary shares
Mobilvest	100.00	Ordinary shares
Prime Metals Ltd.	100.00	Ordinary shares
Trans Crystal Ltd.	100.00	Ordinary shares
Vodafone Mauritius Ltd.	100.00	Ordinary shares
Vodafone Tele-Services (India) Holdings Limited	100.00	Ordinary shares
Vodafone Telecommunications (India) Limited	100.00	Ordinary shares
Mexico
Avenida Insurgentes Sur No. 1647, Piso 12, despacho 1202, Colonia San José Insurgentes, Alcaldía Benito Juárez, C.P. 03900, Ciudad de México, Mexico
Vodafone Empresa México S.de R.L. de C.V.	100.00	Corporate certificate series A shares, Corporate certificate series B shares
Mozambique
Rua dos Desportistas, Numero 649, Cidade de Maputo, Mozambique
Vodacom Moçambique, SA5	51.42	Ordinary shares
Vodafone M-Pesa, S.A5	51.42	Ordinary shares
Netherlands
Rivium Quadrant 173, 15th Floor, 2909 LC, Capelle aan den IJssel, Netherlands
Vodafone Enterprise Netherlands B.V.	100.00	Ordinary shares
Vodafone Europe B.V.	100.00	Ordinary shares
Vodafone International Holdings B.V.	100.00	Ordinary shares
Vodafone Panafon International Holdings B.V.	99.87	Ordinary shares
Rivium Quadrant 175, 2909 LC, Capelle aan den IJssel, Netherlands
Central Tower Holding Company B.V. [4]	81.74	Ordinary shares and special shares
Zuid-hollanden 7, Rode Olifant, Spaces, 2596AL, den Haag, Netherlands
IoT.nxt USA BV5	30.87	Ordinary shares
IOT.NXT B.V.[5]	30.87	Ordinary shares
IoT.nxt Europe BV5	30.87	Ordinary shares
New Zealand
74 Taharoto Road, Takapuna, Auckland, 0622, New Zealand
Vodafone Enterprise Hong Kong Limited -New Zealand Branch[2]	100.00	Branch
Norway
c/o EconPartner AS, Dronning Mauds gate 15, Oslo, 0250, Norway
Vodafone Enterprise Norway AS	100.00	Ordinary shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Vodafone Limited – Norway Branch[2]	100.00	Branch
Oman
Knowledge Oasis Muscat, Al-seeb, Muscat, Governorate P.O Box 104 135, Oman
Vodafone Services LLC	100.00	Shares
Poland
ul. Towarowa 28, 00-839,Warsaw, Poland
Vodafone Business Poland sp. z o.o.	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
Portugal
Av. D. João II, nº 36 – 8º Piso, 1998 – 017, Parque das Nações, Lisboa, Portugal
Oni Way - Infocomunicacoes, S.A	100.00	Ordinary shares
Vantage Towers, S.A.[4]	81.74	Ordinary shares
Vodafone Enterprise Spain, S.L.U. – Portugal Branch[2]	100.00	Branch
Vodafone Portugal – Comunicacoes Pessoais, S.A.	100.00	Ordinary shares
Romania
1 A Constantin Ghercu Street, 10th Floor, 6th District, Bucharest, Romania
UPC Services S.R.L. (in liquidation)	100.00	Ordinary shares
201 Barbu Vacarescu, 4th Floor, 2nd District, Bucharest, Romania
Vodafone Romania S.A	100.00	Ordinary shares
201 Barbu Vacarescu, 5th Floor, 2nd District, Bucharest, Romania
Vodafone External Services S.R.L.	100.00	Ordinary shares
201 Barbu Vacarescu Street, Mezzanine, District 2, Bucharest, Romania
Vodafone Foundation	100.00	Sole member
201 Barbu Vacarescu Street, Mezzanine, Room 1, District 2, Bucharest, Romania
Vantage Towers S.R.L.[4]	81.74	Ordinary shares
62D Nordului Street, District 1, Bucharest, Romania
UPC Foundation	100.00	Sole member
Oltenitei Street no. 2, City Offices Building, 3rd Floor, Bucharest, 4th District, Romania
Vodafone România Technologies SRL	100.00	Ordinary shares
Sectorul 2, Strada Barbu Văcărescu, Nr. 201, Etaj 1, Bucharest, Romania
Vodafone România M – Payments SRL	100.00	Ordinary shares
Șoseaua Vestului no. 1A, West Mall Ploiești, First Floor, Ploiești, Romania
Evotracking SRL	100.00	Ordinary shares
Russian Federation
Build. 2, 14/10, Chayanova str., 125047, Moscow, Russian Federation
Cable & Wireless CIS Svyaz LLC	100.00	Charter capital shares
Serbia
Vladimira Popovića 38-40, New Belgrade, 11070, Serbia
Vodafone Enterprise Equipment Limited Ogranak u Beogradu - Serbia Branch[2]	100.00	Branch
Singapore
Asia Square Tower 2, 12 Marina View, #17-01, 018961, Singapore
Vodafone Enterprise Singapore Pte.Ltd	100.00	Ordinary shares
Slovakia
Prievozská 6, Bratislava, 821 09, Slovakia
Vodafone Czech Republic A.S. – Slovakia Branch[2]	100.00	Branch
Suché mýto 1, Bratislava, 811 03, Slovakia
Vodafone Global Network Limited – Slovakia Branch[2]	100.00	Branch
South Africa
319 Frere Road, Glenwood, 4001, South Africa
Cable and Wireless Worldwide South Africa (Pty) Ltd	100.00	Ordinary shares
9 Kinross Street, Germiston South, 1401, South Africa
Vodafone Holdings (SA) Proprietary Limited	100.00	Ordinary shares
Vodafone Investments (SA) Proprietary Limited	100.00	Ordinary A shares, “B” Ordinary no par value shares
Bylsbridge Office Park, Building 14m Block C, 1st Floor, Alexandra Road, Centurion,Highveld Ext 73, 0046, South Africa
10T Holdings (Proprietary) Limited[5]	30.86	Ordinary shares
IoT.nxt (Pty) Limited[5]	30.86	Ordinary shares
IOT.nxt Development (Pty) Limited[5]	30.86	Ordinary shares
Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa
GS Telecom (Pty) Limited[5]	60.50	Ordinary shares
Infinity Services Partner Company[5]	60.50	Ordinary shares
Jupicol (Proprietary) Limited[5]	42.35	Ordinary shares
Mezzanine Ware (RF) Proprietary Limited[5]	54.45	Ordinary shares
Motifprops 1 (Proprietary) Limited[5]	60.50	Ordinary shares
Scarlet Ibis Investments 23 (Pty) Limited[5]	60.50	Ordinary shares
Storage Technology Services (Pty) Limited[5]	30.85	Ordinary shares
Vodacom (Pty) Limited[5]	60.50	Ordinary shares, Ordinary A shares
Vodacom Business Africa Group (Pty) Limited[5]	60.50	Ordinary shares
Vodacom Financial Services (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Group Limited	60.50	Ordinary shares
Vodacom Insurance Administration Company (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Insurance Company (RF) Limited[5]	60.50	Ordinary shares
Vodacom International Holdings (Pty) Limited[5]	60.50	Ordinary shares
Vodacom Life Assurance Company (RF) Limited[5]	60.50	Ordinary shares
Vodacom Payment Services (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Properties No 1 (Proprietary) Limited[5]	60.50	Ordinary shares
Vodacom Properties No.2 (Pty) Limited[5]	60.50	Ordinary shares
Wheatfields Investments 276 (Proprietary) Limited[5]	60.50	Ordinary shares
XLink Communications (Proprietary) Limited[5]	60.50	Ordinary A Shares
Spain
Antracita, 7 – 28045, Madrid , Spain
Vodafone Automotive Iberia S.L.	100.00	Ordinary shares
Avenida de América 115, 28042, Madrid, Spain
Vodafone Enabler España, S.L.	100.00	Ordinary shares
Vodafone Energía, S.L.	100.00	Ordinary shares
Vodafone Enterprise Spain SLU	100.00	Ordinary shares, Ordinary euro shares
Vodafone España S.A.U.	100.00	Ordinary shares
Vodafone Holdings Europe S.L.U.	100.00	Ordinary shares
Vodafone ONO, S.A.U.	100.00	Ordinary shares
Vodafone Servicios S.L.U.	100.00	Ordinary shares
Calle San Severo 22, 28042, Madrid, Spain
Vantage Towers, S.L.U. [4]	81.74	Ordinary shares
Torre Norte Adif, Explanada de la Estación no 7, 29002, Málaga, Spain
Vodafone Intelligent Solutions España, S.L.U.	100.00	Ordinary shares
Sweden
c/o Hellström advokatbyrå, Box 7305, 103 90, Stockholm, Sweden
Vodafone Enterprise Sweden AB	100.00	Ordinary shares, Shareholder’s contribution shares
Switzerland
Schiffbaustrasse 2, 8005, Zurich, Switzerland
Vodafone Enterprise Switzerland AG	100.00	Ordinary shares
Taiwan
22F., No.100, Songren Road., Xinyi District, Taipei City, 11070, Taiwan
Vodafone Global Enterprise Taiwan Limited	100.00	Ordinary shares
Tanzania, United Republic of
15 Floor, Vodacom Tower, Ursino Estate, Plot No. 23, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of
M-Pesa Limited[5]	45.37	Ordinary A shares, Ordinary B shares
Shared Networks Tanzania Limited[5]	45.37	Ordinary shares
Vodacom Tanzania Public Limited Company[5]	45.37	Ordinary shares
3rd Floor, Maktaba (Library), ComplexBibi, Titi Mohaned Road, Dar es Salaam, Tanzania, United Republic of
Gateway Communications Tanzania Limited (in liquidation)[5]	59.89	Ordinary shares
Turkey
Büyükdere Caddesi, No: 251, Maslak, Şişli / İstanbul, 34398, Turkey
Vodafone Bilgi Ve Iletisim Hizmetleri AS	100.00	Registered shares
Vodafone Dagitim, Servis ve Icerik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Dijital Yayincilik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Holding A.S.	100.00	Registered shares
Vodafone Kule ve Altyapi Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Mall Ve Electronik Hizmetler Ticaret AS	100.00	Ordinary shares
Vodafone Medya Icerik Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Net İletişim Hizmetleri A.S.	100.00	Ordinary shares
Vodafone Telekomunikasyon A.S.	100.00	Registered shares
İTÜ Ayazağa Kampüsü, Koru Yolu, Arı Teknokent Arı 3 Binası, Maslak, İstanbul, 586553, Turkey
Vodafone Teknoloji Hizmetleri A.S.	100.00	Registered shares
Maslak Mah. AOS 55 Sk. 42 Maslak Sit. B Blok Apt. No: 4/663, Sarıyer Istanbul, Turkey
Vodafone Sigorta Aracilik Hismetleri A.S.	100.00	Ordinary shares
Maslak Mah.AOS 55. Sok. 42 Maslak B BLOK Sit.No: 4 / 665, Sarıyer / Istanbul, Turkey
Vodafone Elektronik Para Ve Ödeme Hizmetleri A.S.	100.00	Registered shares
Maslak Mah. AOS 55.Sokak 42 Maslak Sitesi No:4 Kat 18, Ic Kapi: 664 Sarıyer Istanbul, Turkey
Vodafone Finansman A.S.	100.00	Ordinary shares
Ukraine
Bohdana Khmelnytskogo Str. 19-21, Kyiv, Ukraine
LLC Vodafone Enterprise Ukraine	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
United Arab Emirates
16-SD 129,Ground Floor, Building 16-Co Work,Dubai Internet City,United Arab Emirates
Vodacom Fintech Services FZ-LLC[5]	60.50	Ordinary shares
Office 101, 1st Floor, DIC Building 1, Dubai Internet City, Dubai, United Arab Emirates
Vodafone Enterprise Europe (UK) Limited – Dubai Branch[2]	100.00	Branch
United Kingdom
1-2 Berkeley Square, 99 Berkeley Street, Glasgow, G3 7HR, Scotland
Thus Group Holdings Limited	100.00	Ordinary shares
Thus Group Limited	100.00	Ordinary shares
Thus Profit Sharing Trustees Limited	100.00	Ordinary shares
11 Staple Inn, London,WC1V 7QH,United Kingdom
Vodacom Business Africa Group Services Limited[5]	60.50	Ordinary shares, Preference shares
Vodacom Investments Company Proprietary Limited[5]	60.50	Ordinary shares
Vodacom UK Limited[5]	60.50	Ordinary shares, Non-redeemable ordinary A shares, Ordinary B shares, Non-redeemable preference shares
784 Upper Newtownards Road, Belfast, BT16 1UD, United Kingdom
Vodafone (NI) Limited	100.00	Ordinary shares
Edinburgh House, 4 North St. Andrew Street, Edinburgh, EH2 1HJ, United Kingdom
Pinnacle Cellular Group Limited	100.00	Ordinary shares
Pinnacle Cellular Limited	100.00	Ordinary shares
Vodafone (Scotland) Limited	100.00	Ordinary shares
Quarry Corner, Dundonald, Belfast, BT16 1UD, Northern Ireland
Energis (Ireland) Limited	100.00	A Ordinary shares, B Ordinary shares, C Ordinary shares, D Ordinary
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Apollo Submarine Cable System Limited	100.00	Ordinary shares
Bluefish Communications Limited	100.00	Ordinary A shares, Ordinary B shares, Ordinary C shares, Ordinary D shares
Cable & Wireless Aspac Holdings Limited	100.00	Ordinary shares
Cable & Wireless CIS Services Limited	100.00	Ordinary shares
Cable & Wireless Communications Data Network Services Limited	100.00	'A' Ordinary shares, 'B' Ordinary shares
Cable & Wireless Europe Holdings Limited	100.00	Ordinary shares
Cable & Wireless Global Business Services Limited	100.00	Ordinary shares
Cable & Wireless Global Holding Limited	100.00	Ordinary shares
Cable & Wireless Global Telecommunication Services Limited	100.00	Ordinary shares
Cable & Wireless UK Holdings Limited	100.00	Ordinary shares
Cable & Wireless Worldwide Limited	100.00	Ordinary shares, Redeemable preference shares
Cable & Wireless Worldwide Voice Messaging Limited	100.00	Ordinary shares
Cable and Wireless (India) Limited	100.00	Ordinary shares
Cable and Wireless Nominee Limited	100.00	Ordinary shares
Central Communications Group Limited	100.00	Ordinary shares, Ordinary A shares
Energis Communications Limited	100.00	Ordinary shares
Energis Squared Limited	100.00	Ordinary shares
General Mobile Corporation Limited (in process of dissolution)	100.00	Ordinary shares
London Hydraulic Power Company (The)	100.00	Ordinary shares, 5% Non-Cumulative preference shares
MetroHoldings Limited	100.00	Ordinary shares
ML Integration Group Limited	100.00	Ordinary shares
Navtrak Limited	100.00	Ordinary shares
Project Telecom Holdings Limited[1]	100.00	Ordinary shares
Rian Mobile Limited	100.00	Ordinary shares
Talkland International Limited (in process of dissolution)	100.00	Ordinary shares
Talkmobile Limited	100.00	Ordinary shares
The Eastern Leasing Company Limited	100.00	Ordinary shares
Thus Limited	100.00	Ordinary shares
Vizzavi Limited	100.00	Ordinary shares
Voda Limited	100.00	Ordinary shares
Vodafone (New Zealand) Hedging Limited	100.00	Ordinary shares
Vodafone 2.	100.00	Ordinary shares
Vodafone 4 UK	100.00	Ordinary shares
Vodafone 5 Limited	100.00	Ordinary shares
Vodafone 5 UK	100.00	Ordinary shares
Vodafone 6 UK	100.00	Ordinary shares
Vodafone Americas 4	100.00	Ordinary shares
Vodafone Automotive UK Limited	100.00	Ordinary shares
Vodafone Benelux Limited	100.00	Ordinary shares, Preference shares
Vodafone Cellular Limited[1]	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
Vodafone Consolidated Holdings Limited	100.00	Ordinary shares
Vodafone Corporate Limited	100.00	Ordinary shares
Vodafone Corporate Secretaries Limited[1]	100.00	Ordinary shares
Vodafone DC Pension Trustee Company Limited[1]	100.00	Ordinary shares
Vodafone Distribution Holdings Limited	100.00	Ordinary shares
Vodafone Enterprise Corporate Secretaries Limited	100.00	Ordinary shares
Vodafone Enterprise Equipment Limited	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited	100.00	Ordinary shares
Vodafone Enterprise U.K.	100.00	Ordinary shares
Vodafone Euro Hedging Limited	100.00	Ordinary shares
Vodafone Euro Hedging Two	100.00	Ordinary shares
Vodafone Europe UK	100.00	Ordinary shares
Vodafone European Investments[1]	100.00	Ordinary shares
Vodafone European Portal Limited[1]	100.00	Ordinary shares
Vodafone Finance Limited [1]	100.00	Ordinary shares
Vodafone Finance Luxembourg Limited	100.00	Ordinary shares
Vodafone Finance Sweden	100.00	Ordinary shares, Ordinary deferred
Vodafone Finance UK Limited	100.00	Ordinary shares
Vodafone Financial Operations	100.00	Ordinary shares
Vodafone Global Content Services Limited	100.00	Ordinary shares, 5% fixed rate non-voting preference shares
Vodafone Global Enterprise Limited	100.00	Ordinary shares, Deferred shares, B deferred shares
Vodafone Group (Directors) Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Pension Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Services Limited	100.00	Ordinary shares, Deferred shares
Vodafone Group Services No.2 Limited[1]	100.00	Ordinary shares
Vodafone Group Share Trustee Limited[1]	100.00	Ordinary shares
Vodafone Holdings Luxembourg Limited	100.00	Ordinary shares
Vodafone Intermediate Enterprises Limited	100.00	Ordinary shares
Vodafone International 2 Limited – UK Branch[2]	100.00	Branch
Vodafone International Holdings Limited	100.00	Ordinary shares
Vodafone International Operations Limited	100.00	Ordinary shares
Vodafone Investment UK	100.00	Ordinary shares
Vodafone Investments Australia Limited	100.00	Ordinary shares
Vodafone Investments Limited[1]	100.00	Ordinary shares, Zero coupon redeemable preference shares
Vodafone IP Licensing Limited[1]	100.00	Ordinary shares
Vodafone Limited	100.00	Ordinary shares
Vodafone Marketing UK	100.00	Ordinary shares
Vodafone Mobile Communications Limited	100.00	Ordinary shares
Vodafone Mobile Enterprises Limited	100.00	A-ordinary shares, Ordinary one pound shares
Vodafone Mobile Network Limited	100.00	A-ordinary shares, Ordinary one pound shares
Vodafone Nominees Limited[1]	100.00	Ordinary shares
Vodafone Oceania Limited	100.00	Ordinary shares
Vodafone Old Show Ground Site Management Limited	100.00	Ordinary shares
Vodafone Overseas Finance Limited	100.00	Ordinary shares
Vodafone Overseas Holdings Limited	100.00	Ordinary shares
Vodafone Panafon UK	99.87	Ordinary shares
Vodafone Partner Services Limited	100.00	Ordinary shares, Redeemable preference shares
Vodafone Property Investments Limited	100.00	Ordinary shares
Vodafone Retail (Holdings) Limited	100.00	Ordinary shares
Vodafone Sales & Services Limited	100.00	Ordinary shares
Vodafone UK Foundation	100.00	Sole member
Vodafone UK Limited[1]	100.00	Ordinary shares
Vodafone Ventures Limited[1]	100.00	Ordinary shares
Vodafone Worldwide Holdings Limited	100.00	Ordinary shares; Cumulative preference
Vodafone Yen Finance Limited	100.00	Ordinary shares
Vodafone-Central Limited	100.00	Ordinary shares
Vodaphone Limited	100.00	Ordinary shares
Vodata Limited	100.00	Ordinary shares
Your Communications Group Limited	100.00	B Ordinary shares, Redeemable preference shares
United States
1209 Orange, Orange Street,Wilmington,New Castle DE 19801,United States
IoT nxt USA Inc[5]	30.87	Common stock
145 West 45th St., 8th Floor, New York NY 10036, United States
Cable & Wireless Americas Systems, Inc.	100.00	Common stock shares
Vodafone Americas Virginia Inc.	100.00	Common stock shares
Vodafone US Inc.	100.00	Common stock shares
1615 Platte Street, Suite 02-115, Denver CO 80202, United States
Vodafone Americas Foundation	100.00	Trustee
2711 Centerville Road, Suite 400, Wilmington, Delaware 19808, United States
Unitymedia Finance LLC	100.00	Sole member

Associated undertakings and joint arrangements

Company Name	% of share class held by Group Companies	Share Class
Australia
Ground Floor, 55 Clarence Street, Sydney NSW 2000, Australia
FTTB Wholesale Pty Ltd	25.05	Ordinary shares
Level 1, 177 Pacific Highway, North Sydney NSW 2060, Australia
3.6 GHz Spectrum Pty Ltd	25.05	Ordinary shares
AAPT Limited	25.05	Ordinary shares
ACN 088 889 230 Pty Ltd	25.05	Ordinary shares
ACN 139 798 404 Pty Ltd	25.05	Ordinary shares
Adam Internet Holdings Pty Ltd	25.05	Ordinary shares
Adam Internet Pty Ltd	25.05	A shares, B shares, Ordinary shares
Agile Pty Ltd	25.05	Ordinary shares
AlchemyIT Pty Ltd	25.05	Ordinary shares
Blue Call Pty Ltd	25.05	Ordinary shares
Cable Licence Holdings Pty Ltd	25.05	A shares, B shares
Chariot Pty Ltd	25.05	Ordinary shares
Chime Communications Pty Ltd	25.05	Ordinary shares
Connect Internet Solutions Pty Limited	25.05	Ordinary shares
Connect West Pty Ltd	25.05	No 1 Ordinary shares
Destra Communications Pty Ltd	25.05	Ordinary shares
Digiplus Contracts Pty Ltd	25.05	Ordinary shares
Digiplus Holdings Pty Ltd	25.05	Ordinary shares
Digiplus Investments Pty Ltd	25.05	Ordinary shares
Digiplus Pty Ltd	25.05	Ordinary shares
H3GA Properties (No.3) Pty Limited	25.05	Ordinary shares
Hosteddesktop.com Pty Ltd	25.05	Ordinary shares
iHug Pty Ltd	25.05	No 1 Ordinary shares
iiNet (Ozemail) Pty Ltd	25.05	Ordinary shares
iiNet Labs Pty Ltd	25.05	Ordinary shares
iiNet Limited	25.05	Ordinary shares
Internode Pty Ltd	25.05	B shares, Ordinary shares
IntraPower Pty Limited	25.05	Ordinary shares
Intrapower Terrestrial Pty Ltd	25.05	Ordinary shares
IP Group Pty Ltd	25.05	Ordinary shares
IP Services Xchange Pty Ltd	25.05	A shares, B shares
Jiva Pty Ltd	25.05	Ordinary shares
Kooee Communications Pty Ltd	25.05	Ordinary shares
Kooee Mobile Pty Ltd	25.05	Ordinary shares
Kooee Pty Ltd	25.05	A shares, B shares
Mercury Connect Pty Ltd	25.05	E shares, Ordinary shares
Mobile JV Pty Limited	25.05	Ordinary shares
Mobileworld Communications Pty Limited	25.05	Ordinary shares
Mobileworld Operating Pty Ltd	25.05	Ordinary shares
Netspace Online Systems Pty Ltd	25.05	Ordinary shares
Numillar IPS Pty Ltd	25.05	Ordinary shares
Orchid Human Resources Pty Ltd	25.05	Ordinary shares
PIPE International (Australia) Pty Ltd	25.05	Ordinary shares
PIPE Networks Pty Limited	25.05	Ordinary shares
PIPE Transmission Pty Limited	25.05	Ordinary shares
PowerTel Limited	25.05	Ordinary shares
Request Broadband Pty Ltd	25.05	Ordinary shares
Soul Communications Pty Ltd	25.05	Ordinary shares
Soul Contracts Pty Ltd	25.05	Ordinary shares
Soul Pattinson Telecommunications Pty Ltd	25.05	Ordinary shares
SPT Telecommunications Pty Ltd	25.05	Ordinary shares
SPTCom Pty Ltd	25.05	Ordinary shares
Telecom Enterprises Australia Pty Limited	25.05	Ordinary shares
Telecom New Zealand Australia Pty Ltd	25.05	Ordinary shares, Redeemable preference shares
TPG Corporation Limited	25.05	Ordinary shares
TPG Energy Pty Ltd	25.05	Ordinary shares
TPG Finance Pty Limited	25.05	Ordinary shares
TPG Holdings Pty Ltd	25.05	Ordinary shares
TPG Internet Pty Ltd	25.05	Ordinary shares
TPG JV Company Pty Ltd	25.05	Ordinary shares
TPG Network Pty Ltd	25.05	Ordinary shares
TPG Telecom Limited	25.05	Ordinary shares
TransACT Broadcasting Pty Ltd	25.05	Ordinary shares
TransACT Capital Communications Pty Ltd	25.05	Ordinary shares
TransACT Communications Pty Ltd	25.05	Ordinary shares
TransACT Victoria Communications Pty Ltd	25.05	Ordinary shares
TransACT Victoria Holdings Pty Ltd	25.05	Ordinary shares
Transflicks Pty Ltd	25.05	Ordinary shares
Trusted Cloud Pty Ltd	25.05	Ordinary shares
Trusted Cloud Solutions Pty Ltd	25.05	Ordinary shares
Value Added Network Pty Ltd	25.05	Ordinary shares
Virtual Desktop Pty Ltd	25.05	Ordinary shares
Vodafone Australia Pty Limited	25.05	Ordinary shares, Class B shares, Redeemable preference shares
Vodafone Foundation Australia Pty Limited	25.05	Ordinary shares
Vodafone Hutchison Receivables Pty Limited	25.05	Ordinary shares
Vodafone Hutchison Spectrum Pty Limited	25.05	Ordinary shares
Vodafone Network Pty Limited	25.05	Ordinary shares
Vodafone Pty Limited	25.05	Ordinary shares
VtalkVoip Pty Ltd	25.05	Ordinary shares
Westnet Pty Ltd	25.05	Ordinary shares
Bermuda
Clarendon House, 2 Church St, Hamilton, HM11, Bermuda
PPC 1 Limited	25.05	Ordinary shares
Czech Republic
U Rajské zahrady 1912/3, Praha 3, 130 00, Czech Republic
COOP Mobil s.r.o.	33.33	Ordinary shares
Egypt
23 Kasr El Nil St, Cairo, 11211, Egypt
Wataneya Telecommunications S.A.E	50.00	Ordinary shares
Ethiopia
Kirkos Sub-City, Woreda 01, House No. New, (Safaricom HQ), Addis Ababa, Ethiopia
Safaricom Telecommunications Ethiopia Private Limited Company [5]	18.30	Ordinary shares
Germany
38 Berliner Allee, 40212, Düsseldorf, Germany
MNP Deutschland Gesellschaft bürgerlichen Rechts	33.33	Partnership share
Nobelstrasse 55, 18059, Rostock, Germany
Verwaltung “Urbana Teleunion” Rostock GmbH[3]	46.92	Ordinary shares
Greece
43–45 Valtetsiou Str., Athens, Greece
Safenet N.P,A.	24.97	Ordinary shares
56 Kifisias Avenue & Delfwn , Marousi, 151 25, Greece
Tilegnous IKE	33.29	Ordinary shares
Marathonos Ave 18 km & Pylou, Pallini, Attica, 15351, Greece
Victus Networks S.A.	49.94	Ordinary shares
India
10th Floor, Birla Centurion, Century Mills Compound, Pandurang Budhkar Marg, Worli, Mumbai, Maharashtra, 400030, India
Vodafone Foundation[7]	46.90	Equity shares
Vodafone Idea Shared Services Limited[7]	47.61	Equity shares
Vodafone Idea Technology Solutions Limited[7]	47.61	Equity shares
Vodafone m-pesa Limited[7]	47.61	Equity shares
You Broadband India Limited[7]	47.61	Equity shares
A-19, Mohan Co-operative Industrial Estate, Mathura Road, New Delhi, Delhi, 110044, India
FireFly Networks Limited[7]	23.81	Equity shares
A4, Aditya Birla Centre, S.K. Ahire Marg, Worli, Mumbai, Maharashtra, 400030, India
Aditya Birla Idea Payments Bank Limited (in liquidation)[7]	23.33	Equity shares
Building No.10, Tower-A, 4th Floor,DLF Cyber City,Gurugram, Haryana, 122002, India
Indus Towers Limited	21.05	Ordinary shares
Suman Tower Plot No. 18, Sector No. 11, Gandhinagar, 382011, Gujarat, India
Vodafone Idea Limited	47.61	Equity shares
Vodafone Idea Manpower Services Limited[7]	47.04	Equity shares
Vodafone House, Corporate Road, Prahladnagar, Off S. G. Highway, Ahmedabad, Gujarat, 380051, India
Connect (India) Mobile Technologies Private Limited[7]	47.61	Equity shares
Vodafone Idea Business Services Limited[7]	47.61	Equity shares
Vodafone Idea Communication Systems Limited[7]	47.61	Equity shares
Vodafone Idea Telecom Infrastructure Limited[7]	47.61	Equity shares
Ireland
The Herbert Building, The Park, Carrickmines, Dublin, Ireland
Siro DAC	50.00	Ordinary shares
Siro JV Holdco Limited	50.00	Ordinary B shares
Italy
Via Gaetana Negri 1, 20123, Milano, Italy
Infrastrutture Wireless Italiane S.p.A4	27.12	Ordinary shares
Kenya
LR No. 13263, Safaricom House, Waiyaki Way, PO Box 66827-00800, Nairobi, Kenya
Safaricom PLC[6]	26.13	Ordinary shares
Safaricom House, Waiyaki Way Westlands, Nairobi, Kenya
M-PESA Africa Limited[5]	43.31	Ordinary shares
Luxembourg
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street SCA	50.00	Ordinary A shares, Ordinary B shares, Ordinary C shares
Netherlands
3 More London Riverside, London, SE1 2AQ, United Kingdom
Global Partnership for Ethiopia B.V.[5]	18.30	Ordinary shares
Avenue Ceramique 300, 6221 Kx, Maastricht, Netherlands
Vodafone Libertel B.V.	50.00	Ordinary shares
Boven Vredenburgpassage 128, 3511 WR, Utrecht, Netherlands
Amsterdamse Beheer- en Consultingmaatschappij B.V.	50.00	Ordinary shares
Esprit Telecom B.V.	50.00	Ordinary shares
FinCo Partner 1 B.V.	50.00	Ordinary shares
LGE HoldCo V B.V.	50.00	Ordinary shares
LGE HoldCo VI B.V.	50.00	Ordinary shares
LGE Holdco VII B.V.	50.00	Ordinary shares
LGE HoldCo VIII B.V.	50.00	Ordinary shares
Vodafone Financial Services B.V.	50.00	Ordinary shares
Vodafone Nederland Holding I B.V.	50.00	Ordinary shares
Vodafone Nederland Holding II B.V.	50.00	Ordinary shares
VodafoneZiggo Employment B.V.	50.00	Ordinary shares
VodafoneZiggo Group B.V.	50.00	Ordinary shares
VodafoneZiggo Group Holding B.V.	50.00	Ordinary shares
VZ Financing I B.V.	50.00	Ordinary shares
VZ Financing II B.V.	50.00	Ordinary shares
VZ FinCo B.V.	50.00	Ordinary shares
VZ PropCo B.V.	50.00	Ordinary shares
VZ Secured Financing B.V.	50.00	Ordinary shares
XB Facilities B.V.	50.00	Ordinary shares
Ziggo B.V.	50.00	Ordinary shares
Ziggo Deelnemingen B.V.	50.00	Ordinary shares
Ziggo Finance 2 B.V.	50.00	Ordinary shares
Ziggo Netwerk II B.V.	50.00	Ordinary shares
Ziggo Real Estate B.V.	50.00	Ordinary shares
Ziggo Services B.V.	50.00	Ordinary shares
Ziggo Services Employment B.V.	50.00	Ordinary shares
Ziggo Services Netwerk 2 B.V.	50.00	Ordinary shares
Ziggo Zakelijk Services B.V.	50.00	Ordinary shares
Zoranet Connectivity Services B.V.	50.00	Ordinary shares
ZUM B.V.	50.00	Ordinary shares
Media Parkboulevard 2, 1217 WE Hilversum, Netherlands
Liberty Global Content Netherlands B.V.	50.00	Ordinary shares
Winschoterdiep 60, 9723 AB Groningen, Netherlands
Zesko B.V.	50.00	Ordinary shares
Ziggo Bond Company B.V.	50.00	Ordinary shares
Ziggo Netwerk B.V.	50.00	Ordinary shares
New Zealand
Tompkins Wake, Level 11, 41 Shortland Street, Auckland 1010, New Zealand
iiNet (New Zealand) AKL Limited	25.05	Ordinary shares
Unit 17, 24 Allright Place, Mt Wellington, Auckland, New Zealand
TPG (NZ) Pty Ltd	25.05	Ordinary shares
Philippines
22F Robinson Equitable Tower, ADB Ave, Corner Povega St, Ortigas Center, Pasig City, Philippines
Orchid Cybertech Services Inc	25.05	Ordinary shares
Portugal
Espaço Sete Rios, LEAP Rua de Campolide, 351, 0.05 , 1070-034, Lisboa, Portugal
Dualgrid – Gestão de Redes Partilhadas, S.A.	50.00	Ordinary shares
Rua Pedro e Inês, Lote 2.08.01, 1990-075, Parque das Nações, Lisboa, Portugal
Sport TV Portugal, S.A.	25.00	Nominative shares
Romania
Floor 3, Module 2, Connected Buildings III, Nr. 10A, Dimitrie Pompei Boulevard, Bucharest, Sector 2, Romania
Netgrid Telecom SRL	50.00	Ordinary shares
Russian Federation
Building 3, 11, Promyshlennaya Street, Moscow 115 516
Autoconnex Limited	35.00	Ordinary shares
South Africa
76 Maude Street, Sandton, Johannesberg, 2196, South Africa
Waterberg Lodge (Proprietary) Limited[5]	30.25	Ordinary shares
Building 13,Ground Floor, East Thornhill Office Park, 94 Bekker Road, Vorna Valley, X67 1685, South Africa
Number Portability Company (Pty) Ltd[5]	12.10	Ordinary shares
Rigel Park, Block A, 446 Rigel Avenue, Erasmusrand, Pretoria, 0181, South Africa
Canard Spatial Technologies(Pty) Ltd[5]	19.66	Ordinary shares
AfriGis(Pty) Ltd[5]	16.13	Ordinary shares
Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa
M-Pesa S.A (Proprietary) Limited[5]	43.31	Ordinary shares
Tanzania, United Republic of
Plot No. 23, Ursino Estate, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of
Vodacom Trust Limited (in liquidation)[5]	45.37	Ordinary A shares, Ordinary B shares
Turkey
Çifte Havuzlar Mah Eski Londra Asfaltı Cad No: 151/1E/301, Esenler, Istanbul, Turkey
FGS Bilgi Islem Urunler Sanayi ve Ticaret AS	50.00	Ordinary shares
United Kingdom
24/25 The Shard, 32 London Bridge Street, London, SE1 9SG, United Kingdom
Digital Mobile Spectrum Limited	25.00	Ordinary shares
3 More London Riverside, London, SE1 2AQ,United Kingdom
VodaFamily Ethiopia Holding Company Limited[5]	29.57	Ordinary shares
Griffin House, 161 Hammersmith Road, London, W6 8BS, United Kingdom
Cable & Wireless Trade Mark Management Limited	50.00	Ordinary A shares, Ordinary B shares
Hive 2, 1530 Arlington Business Park, Theale, Reading, Berkshire, RG7 4SA, United Kingdom
Cornerstone Telecommunications Infrastructure Limited[4]	40.87	Ordinary shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Vodafone Hutchison (Australia) Holdings Limited	50.00	Ordinary shares
United States
251 Little Falls Drive, Wilmington DE 19808, United States
LG Financing Partnership	50.00	Partnership interest
PPC 1 (US) Inc.	25.05	Ordinary shares
Ziggo Financing Partnership	50.00	Partnership interest

Notes:

1	Directly held by Vodafone Group Plc.
2	Branches.
3	Shareholding is indirect through Vodafone Deutschland GmbH.
4	Shareholding is indirect through Vantage Towers A.G.
5	Shareholding is indirect through Vodacom Group Limited. The indirect shareholding is calculated using the 60.50% ownership interest in Vodacom Group Limited.
6	At 31 March 2022 the fair value of Safaricom Plc was KES 1,370 billion (€10,693 million) based on the closing quoted share price on the Nairobi Stock Exchange.
7	Includes the indirect interest held through Vodafone Idea Limited.

Schedule of selected financial data

			Vodafone Egypt		Vantage Towers
	Vodacom Group Limited		Telecommunications S.A.E		A.G.
	2022	2021	2022	2021	2022
	€m	€m	€m	€m	€m
Summary comprehensive income information
Revenue	5,993	5,181	1,814	1,537	1,252
Profit for the financial year	1,002	891	314	271	345
Other comprehensive expense	(2)	(17)	–	–	–
Total comprehensive income	1,000	874	314	271	345
Other financial information
Profit for the financial year allocated to non-controlling interests	353	310	141	122	66
Dividends paid to non-controlling interests	294	307	194	84	52
Summary financial position information
Non-current assets	7,253	6,592	1,630	1,765	11,137
Current assets	3,123	2,671	440	640	704
Total assets	10,376	9,263	2,070	2,405	11,841
Non-current liabilities	(2,191)	(2,617)	(83)	(198)	(5,251)
Current liabilities	(3,539)	(2,406)	(1,197)	(1,217)	(1,055)
Total assets less total liabilities	4,646	4,240	790	990	5,535
Equity shareholders' funds	3,624	3,332	474	587	4,522
Non-controlling interests	1,022	908	316	403	1,013
Total equity	4,646	4,240	790	990	5,535

Statement of cash flows
Net cash inflow from operating activities	1,946	1,711	755	523	1,110
Net cash outflow from investing activities	(666)	(424)	(284)	(418)	(232)
Net cash outflow from financing activities	(1,177)	(1,251)	(749)	(7)	(861)
Net cash inflow/(outflow)	103	36	(278)	98	17
Cash and cash equivalents brought forward	876	826	348	273	48
Exchange gain/(loss) on cash and cash equivalents	46	14	2	(23)	–
Cash and cash equivalents	1,025	876	72	348	65

Note:

1

Vantage Towers A.G. was listed on the Frankfurt Stock exchange on 18 March 2021, resulting in the recognition of non-controlling interests of €1,019 million in year ending 31 March 2021 in the Group’s consolidated Statement of financial position. Non-current assets, current assets, non-current liabilities and current liabilities for Vantage Towers A.G. were €10,899 million, €490 million, €4,976 million and €958 million respectively, in the year ending 31 March 2021 in the Group's consolidated Statement of financial position.